Segment Information (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
External revenues									$ 21,193	$ 151,856	$ 8,152
Operating expenses	$ 48,530	$ 52,012	$ 32,284	$ 38,792	$ 55,205	$ 24,993	$ 18,123	$ 28,200	171,618	126,521	104,929
Operating loss before interest and taxes									(150,425)	25,335	(96,777)
Sorrento Therapeutics
Segment Reporting Information [Line Items]
External revenues									18,587	151,856	8,152
Operating expenses									137,166	114,879	103,005
Operating loss before interest and taxes									(118,579)	36,977	(94,853)
Scilex
Segment Reporting Information [Line Items]
External revenues									2,606	0	0
Operating expenses									34,452	11,642	1,924
Operating loss before interest and taxes									$ (31,846)	$ (11,642)	$ (1,924)